Summary of Allowance for Loan Losses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
IFRS Statement [Line Items]
Balance at beginning of period			$ 8,290
Total Allowance for Loan Losses at end of period	$ 6,811	$ 8,133	6,811	$ 8,133
Total Allowance, including off-balance sheet instruments, at end of period	7,710	9,220	7,710	9,220
Less: Total Allowance for off-balance sheet instruments	899	1,087	899	1,087
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	245	152	302	110
Net remeasurement due to transfers into stage3	(3)	13	(8)	14
New originations or purchases	11	4	16	13
Net repayments3	(1)		(7)
Derecognition of financial assets (excluding disposals and write-offs)3	(17)	(6)	(80)	(20)
Changes to risk, parameters, and models3	39	158	65	213
Disposals
Write-offs	(3)	(6)	(11)	(22)
Recoveries	2	1	3	3
Foreign exchange and other adjustments		(4)	(7)	1
Total Allowance for Loan Losses at end of period	273	312	273	312
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance at beginning of period			2,019
Net remeasurement due to transfers into stage3	(23)	60	(150)	222
New originations or purchases	57	77	163	254
Net repayments3	(51)	(40)	(163)	(112)
Derecognition of financial assets (excluding disposals and write-offs)3	(78)	(50)	(216)	(125)
Changes to risk, parameters, and models3	62	498	436	1,456
Disposals
Write-offs	(181)	(339)	(672)	(1,027)
Recoveries	80	66	246	203
Foreign exchange and other adjustments	14	(38)	(60)	(7)
Total Allowance for Loan Losses at end of period	1,618	2,081	1,618	2,081
Balance, including off-balance sheet instruments, at beginning of period	1,816	1,939	2,112	1,309
Total Allowance, including off-balance sheet instruments, at end of period	1,696	2,173	1,696	2,173
Less: Total Allowance for off-balance sheet instruments	78	92	78	92
Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [Member]
IFRS Statement [Line Items]
Balance at beginning of period			2,554
Net remeasurement due to transfers into stage3	(37)	163	(179)	393
New originations or purchases	36	55	89	145
Net repayments3	(42)	(54)	(100)	28
Derecognition of financial assets (excluding disposals and write-offs)3	(116)	(240)	(311)	(521)
Changes to risk, parameters, and models3	177	687	472	2,341
Disposals
Write-offs	(236)	(414)	(806)	(1,352)
Recoveries	75	78	231	240
Foreign exchange and other adjustments	25	(83)	(135)	(11)
Total Allowance for Loan Losses at end of period	1,893	2,530	1,893	2,530
Balance, including off-balance sheet instruments, at beginning of period	2,563	3,000	3,184	1,929
Total Allowance, including off-balance sheet instruments, at end of period	2,445	3,192	2,445	3,192
Less: Total Allowance for off-balance sheet instruments	552	662	552	662
Credit Card 1 [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Credit Card 1 [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Businesses And Government [Member]
IFRS Statement [Line Items]
Net remeasurement due to transfers into stage3	(4)	64	14	129
New originations or purchases	316	259	877	578
Net repayments3	(47)	(65)	(189)	(114)
Derecognition of financial assets (excluding disposals and write-offs)3	(515)	(300)	(1,437)	(746)
Changes to risk, parameters, and models3	199	910	609	2,173
Disposals	(4)		(4)
Write-offs	(34)	(70)	(225)	(175)
Recoveries	12	9	37	38
Foreign exchange and other adjustments	28	(89)	(165)	(24)
Total Allowance for Loan Losses at end of period	3,027	3,210	3,027	3,210
Balance, including off-balance sheet instruments, at beginning of period	3,345	2,825	3,779	1,684
Total Allowance, including off-balance sheet instruments, at end of period	3,296	3,543	3,296	3,543
Less: Total Allowance for off-balance sheet instruments	269	333	269	333
Businesses And Government [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage
Businesses And Government [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage
Businesses And Government [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period			2,544
Total Allowance for Loan Losses at end of period	2,311	2,841	2,311	2,841
Total Allowance, including off-balance sheet instruments, at end of period	2,685	3,300	2,685	3,300
Less: Total Allowance for off-balance sheet instruments	374	459	374	459
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	23	37	32	28
Net remeasurement due to transfers into stage3	(6)	(5)	(16)	(10)
New originations or purchases	11	4	16	13
Net repayments3			(4)
Derecognition of financial assets (excluding disposals and write-offs)3	(1)	(1)	(5)	(3)
Changes to risk, parameters, and models3	(28)	3	(57)	2
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	(1)	(1)	(2)	1
Total Allowance for Loan Losses at end of period	23	34	23	34
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	40	16	92	26
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(15)	(19)	(33)	(23)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance at beginning of period			567
Net remeasurement due to transfers into stage3	(72)	(58)	(282)	(113)
New originations or purchases	57	77	163	254
Net repayments3	(26)	(23)	(76)	(67)
Derecognition of financial assets (excluding disposals and write-offs)3	(29)	(24)	(69)	(67)
Changes to risk, parameters, and models3	(245)	(45)	(597)	93
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	5	(19)	(18)	(1)
Total Allowance for Loan Losses at end of period	522	745	522	745
Balance, including off-balance sheet instruments, at beginning of period	587	863	595	717
Total Allowance, including off-balance sheet instruments, at end of period	549	775	549	775
Less: Total Allowance for off-balance sheet instruments	27	30	27	30
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	319	133	952	267
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(46)	(127)	(113)	(299)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(2)	(6)	(9)
Stage 1 [member] | Credit Card 1 [Member]
IFRS Statement [Line Items]
Balance at beginning of period			624
Net remeasurement due to transfers into stage3	(111)	(88)	(390)	(198)
New originations or purchases	36	55	89	145
Net repayments3	(36)	(57)	(97)	(5)
Derecognition of financial assets (excluding disposals and write-offs)3	(15)	(76)	(39)	(130)
Changes to risk, parameters, and models3	(233)	17	(500)	121
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	8	(32)	(37)	3
Total Allowance for Loan Losses at end of period	658	844	658	844
Balance, including off-balance sheet instruments, at beginning of period	852	1,127	799	934
Total Allowance, including off-balance sheet instruments, at end of period	872	1,100	872	1,100
Less: Total Allowance for off-balance sheet instruments	214	256	214	256
Stage 1 [member] | Credit Card 1 [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	422	326	1,185	623
Stage 1 [member] | Credit Card 1 [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(49)	(166)	(132)	(377)
Stage 1 [member] | Credit Card 1 [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(6)	(6)	(16)
Stage 1 [member] | Businesses And Government [Member]
IFRS Statement [Line Items]
Net remeasurement due to transfers into stage3	(31)	(22)	(88)	(54)
New originations or purchases	316	259	877	578
Net repayments3	(17)	(22)	(23)	(34)
Derecognition of financial assets (excluding disposals and write-offs)3	(228)	(121)	(608)	(288)
Changes to risk, parameters, and models3	(100)	308	(315)	608
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	14	(33)	(66)	(3)
Total Allowance for Loan Losses at end of period	1,108	1,218	1,108	1,218
Balance, including off-balance sheet instruments, at beginning of period	1,287	1,105	1,499	736
Total Allowance, including off-balance sheet instruments, at end of period	1,241	1,391	1,241	1,391
Less: Total Allowance for off-balance sheet instruments	133	173	133	173
Stage 1 [member] | Businesses And Government [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	138	64	368	142
Stage 1 [member] | Businesses And Government [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(137)	(144)	(399)	(281)
Stage 1 [member] | Businesses And Government [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(3)	(4)	(13)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period			4,902
Total Allowance for Loan Losses at end of period	3,782	4,070	3,782	4,070
Total Allowance, including off-balance sheet instruments, at end of period	4,297	4,662	4,297	4,662
Less: Total Allowance for off-balance sheet instruments	515	592	515	592
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	166	56	205	26
Net remeasurement due to transfers into stage3	3	18	8	24
Net repayments3	(1)		(3)
Derecognition of financial assets (excluding disposals and write-offs)3	(9)	(2)	(28)	(4)
Changes to risk, parameters, and models3	56	135	69	166
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	1	(2)	(6)	(1)
Total Allowance for Loan Losses at end of period	190	207	190	207
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(39)	(16)	(90)	(26)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	18	21	47	31
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(3)	(12)	(9)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance at beginning of period			1,265
Net remeasurement due to transfers into stage3	46	116	125	326
Net repayments3	(22)	(15)	(76)	(37)
Derecognition of financial assets (excluding disposals and write-offs)3	(40)	(19)	(119)	(40)
Changes to risk, parameters, and models3	228	262	709	529
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	6	(14)	(34)	(5)
Total Allowance for Loan Losses at end of period	951	1,104	951	1,104
Balance, including off-balance sheet instruments, at beginning of period	1,082	860	1,330	417
Total Allowance, including off-balance sheet instruments, at end of period	1,002	1,166	1,002	1,166
Less: Total Allowance for off-balance sheet instruments	51	62	51	62
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(315)	(130)	(943)	(253)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	60	143	158	342
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(43)	(37)	(148)	(113)
Stage 2 [member] | Credit Card 1 [Member]
IFRS Statement [Line Items]
Balance at beginning of period			1,726
Net remeasurement due to transfers into stage3	72	247	204	572
Net repayments3	(10)	(5)	(19)	4
Derecognition of financial assets (excluding disposals and write-offs)3	(33)	(79)	(105)	(141)
Changes to risk, parameters, and models3	356	448	738	1,325
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	14	(39)	(87)	(18)
Total Allowance for Loan Losses at end of period	1,079	1,353	1,079	1,353
Balance, including off-balance sheet instruments, at beginning of period	1,517	1,530	2,181	673
Total Allowance, including off-balance sheet instruments, at end of period	1,417	1,759	1,417	1,759
Less: Total Allowance for off-balance sheet instruments	338	406	338	406
Stage 2 [member] | Credit Card 1 [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(415)	(315)	(1,168)	(600)
Stage 2 [member] | Credit Card 1 [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	63	186	175	425
Stage 2 [member] | Credit Card 1 [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(147)	(214)	(502)	(481)
Stage 2 [member] | Businesses And Government [Member]
IFRS Statement [Line Items]
Net remeasurement due to transfers into stage3	27	84	104	186
Net repayments3	(23)	(15)	(92)	(34)
Derecognition of financial assets (excluding disposals and write-offs)3	(198)	(147)	(566)	(307)
Changes to risk, parameters, and models3	205	382	509	891
Disposals
Write-offs
Recoveries
Foreign exchange and other adjustments	11	(29)	(79)	(2)
Total Allowance for Loan Losses at end of period	1,562	1,406	1,562	1,406
Balance, including off-balance sheet instruments, at beginning of period	1,689	1,191	1,858	740
Total Allowance, including off-balance sheet instruments, at end of period	1,688	1,530	1,688	1,530
Less: Total Allowance for off-balance sheet instruments	126	124	126	124
Stage 2 [member] | Businesses And Government [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(137)	(61)	(364)	(137)
Stage 2 [member] | Businesses And Government [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	139	147	408	292
Stage 2 [member] | Businesses And Government [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(25)	(22)	(90)	(99)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period			844
Total Allowance for Loan Losses at end of period	718	1,222	718	1,222
Total Allowance, including off-balance sheet instruments, at end of period	728	1,258	728	1,258
Less: Total Allowance for off-balance sheet instruments	10	36	10	36
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	56	59	65	56
Net remeasurement due to transfers into stage3
Net repayments3
Derecognition of financial assets (excluding disposals and write-offs)3	(7)	(3)	(47)	(13)
Changes to risk, parameters, and models3	11	20	53	45
Disposals
Write-offs	(3)	(6)	(11)	(22)
Recoveries	2	1	3	3
Foreign exchange and other adjustments		(1)	1	1
Total Allowance for Loan Losses at end of period	60	71	60	71
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)		(2)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(2)	(14)	(8)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	5	3	12	9
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance at beginning of period			187
Net remeasurement due to transfers into stage3	3	2	7	9
Net repayments3	(3)	(2)	(11)	(8)
Derecognition of financial assets (excluding disposals and write-offs)3	(9)	(7)	(28)	(18)
Changes to risk, parameters, and models3	79	281	324	834
Disposals
Write-offs	(181)	(339)	(672)	(1,027)
Recoveries	80	66	246	203
Foreign exchange and other adjustments	3	(5)	(8)	(1)
Total Allowance for Loan Losses at end of period	145	232	145	232
Balance, including off-balance sheet instruments, at beginning of period	147	216	187	175
Total Allowance, including off-balance sheet instruments, at end of period	145	232	145	232
Less: Total Allowance for off-balance sheet instruments
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(3)	(9)	(14)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(14)	(16)	(45)	(43)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	44	39	154	122
Stage 3 [member] | Credit Card 1 [Member]
IFRS Statement [Line Items]
Balance at beginning of period			204
Net remeasurement due to transfers into stage3	2	4	7	19
Net repayments3	4	8	16	29
Derecognition of financial assets (excluding disposals and write-offs)3	(68)	(85)	(167)	(250)
Changes to risk, parameters, and models3	54	222	234	895
Disposals
Write-offs	(236)	(414)	(806)	(1,352)
Recoveries	75	78	231	240
Foreign exchange and other adjustments	3	(12)	(11)	4
Total Allowance for Loan Losses at end of period	156	333	156	333
Balance, including off-balance sheet instruments, at beginning of period	194	343	204	322
Total Allowance, including off-balance sheet instruments, at end of period	156	333	156	333
Less: Total Allowance for off-balance sheet instruments
Stage 3 [member] | Credit Card 1 [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(11)	(17)	(23)
Stage 3 [member] | Credit Card 1 [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(14)	(20)	(43)	(48)
Stage 3 [member] | Credit Card 1 [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	149	220	508	497
Stage 3 [member] | Businesses And Government [Member]
IFRS Statement [Line Items]
Net remeasurement due to transfers into stage3		2	(2)	(3)
Net repayments3	(7)	(28)	(74)	(46)
Derecognition of financial assets (excluding disposals and write-offs)3	(89)	(32)	(263)	(151)
Changes to risk, parameters, and models3	94	220	415	674
Disposals	(4)		(4)
Write-offs	(34)	(70)	(225)	(175)
Recoveries	12	9	37	38
Foreign exchange and other adjustments	3	(27)	(20)	(19)
Total Allowance for Loan Losses at end of period	357	586	357	586
Balance, including off-balance sheet instruments, at beginning of period	369	529	422	208
Total Allowance, including off-balance sheet instruments, at end of period	367	622	367	622
Less: Total Allowance for off-balance sheet instruments	10	36	10	36
Stage 3 [member] | Businesses And Government [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(3)	(4)	(5)
Stage 3 [member] | Businesses And Government [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(3)	(9)	(11)
Stage 3 [member] | Businesses And Government [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 26	$ 25	$ 94	$ 112